Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016
Debt Outstanding [Line Items]
Total Debt	$ 9,246,000,000	$ 9,454,000,000
Less: Unamortized debt issuance costs	(51,000,000)	(55,000,000)
Total Debt, net of unamortized debt issuance costs	9,195,000,000	9,399,000,000
Less: Short-term borrowings	(485,000,000)	(457,000,000)
Less: Current portion of long-term debt	(1,717,000,000)	(640,000,000)
Long-Term Debt	$ 6,993,000,000	8,302,000,000
Commercial Paper
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.50%
Short-Term Borrowings	$ 420,000,000	0
Euro Commercial Paper
Debt Outstanding [Line Items]
Debt instrument, interest rate	(0.10%)
Short-Term Borrowings	$ 65,000,000	451,000,000
Euro Bank Loans
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Short-Term Borrowings	$ 0	6,000,000
Export Credit Facilities Fixed Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 860,000,000	941,000,000
Export Credit Facilities Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.40%
Export Credit Facilities Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	5.00%
Export Credit Facilities Euro Fixed Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 229,000,000	233,000,000
Export Credit Facilities Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.80%
Export Credit Facilities Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.50%
Export Credit Facilities Floating Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 307,000,000	793,000,000
Export Credit Facilities Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.00%
Export Credit Facilities Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.10%
Export Credit Facility Euro Floating Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,596,000,000	1,649,000,000
Export Credit Facility Euro Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Export Credit Facility Euro Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.70%
Bank Loans Euro Fixed Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 653,000,000	612,000,000
Bank Loans Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.20%
Bank Loans Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.90%
Bank Loans Floating Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 500,000,000	800,000,000
Bank Loans Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.20%
Bank Loans Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.30%
Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 355,000,000	319,000,000
Bank Loans Euro Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.40%
Bank Loans Euro Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.80%
Bank Loans GBP Floating Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.00%
Long-Term Debt	$ 415,000,000	0
Private Placement Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.30%
Long-Term Debt	$ 57,000,000	51,000,000
Publicly Traded Notes Fixed Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 1,717,000,000	1,717,000,000
Publicly Traded Notes Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.90%
Publicly Traded Notes Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.90%
Publicly Traded Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Long-Term Debt	$ 2,072,000,000	1,857,000,000
Publicly Traded Notes Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.10%
Publicly Traded Notes Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.90%
Other
Debt Outstanding [Line Items]
Long-Term Debt	$ 0	$ 25,000,000
Other | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Other | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%